SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTED SECURITIES EXCLUDED FROM THE COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

	September 30, 2022	September 30, 2021
Common shares issuable upon conversion of convertible notes	-	754,493
Options to purchase common shares	92,116	92,116
Warrants to purchase common shares	9,789,048	38,583
Common shares issuable upon conversion of preferred stock	1,551,989	26,059,262
Total potentially dilutive shares	11,433,153	26,944,454

	December 31,	December 31,
	2021	2020
Common shares issuable upon conversion of convertible notes	2,527,144	8,541,605
Options to purchase common shares	92,116	92,116
Warrants to purchase common shares	2,752,941	8,403,603
Common shares issuable upon conversion of preferred stock	822,593	22,364,393
Total potentially dilutive shares	6,194,794	39,401,717